SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-23C-1

STATEMENT BY REGISTERED CLOSED-END
INVESTMENT COMPANY WITH RESPECT TO
PURCHASES OF ITS OWN SECURITIES PURSUANT
TO RULE N-23C-1 DURING THE LAST CALENDAR MONTH

REPORT FOR CALENDAR MONTH OCTOBER 2003

           THE NEW GERMANY FUND, INC.
(Name of registered closed-end investment company)

               		            Approx Asset
Date	         Number    Price    Value or Approx         Seller
Each   Ident   Shrs      Per       Asset Cov/Shr       or Seller's
Trans   Sec    Purch     Share    at Time of Purch        Broker

10-01    GF     6500     5.8974       7.29	       Weeden & Co.
10-02   " "     7000     5.9429       7.29              " "
10-03   " "     2000     6.0365       7.36		  " "
10-06   " "     3000     5.9800       7.42		  " "
10-07   " "     8000     5.9688       7.44              " "
10-08   " "     8000     6.0573       7.55              " "
10-09   " "     8000     6.2500       7.66              " "
10-10   " "     7000     6.2600       7.66              " "
10-13   " "     6000     6.3790       7.72              " "
10-14   " "     5000     6.3800       7.68              " "
10-15   " "     9000     6.3857       7.81              " "
10-16   " "     5500     6.3800       7.85              " "
10-17   " "     9500     6.3623       7.77              " "
10-20   " "    10500     6.4724       7.81              " "
10-21   " "     4000     6.5193       7.87              " "
10-22   " "    10000     6.5000       7.81              " "
10-23   " "     8000     6.3800       7.74              " "
10-24   " "     3700     6.3322       7.76              " "
10-27   " "    10000     6.4313       7.82              " "
10-28   " "     9000     6.5087       7.85              " "
10-29   " "     8000     6.6015       7.97              " "
10-30   " "     5500     6.6362       8.04              " "
10-31   " "      300     6.5600       8.05              " "



The New Germany Fund, Inc.
    (Name of Registrant)
By Isabella Chan - Fund Administrator
Date of Statement          11/3/03